CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash	$ 5,167	$ 3,691
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	116	219
Trade and other receivable	1,009	856
Trade and other payables	(7,098)	(3,766)
Lease liabilities	(6,867)	(8,349)
Total exposure	(12,840)	(11,040)
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	50	15
Trade and other receivable	74	100
Trade and other payables	(453)	(100)
Lease liabilities	0	0
Total exposure	(329)	15
SEK [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	20	5
Trade and other receivable	0	0
Trade and other payables	(12)	(12)
Lease liabilities	0	0
Total exposure	(8)	(7)
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	293	191
Trade and other receivable	294	533
Trade and other payables	(114)	(220)
Lease liabilities	0	0
Total exposure	473	504
BRL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	373	854
Trade and other receivable	1,019	1,533
Trade and other payables	(135)	(704)
Lease liabilities	(171)	(241)
Total exposure	1,086	1,442
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Trade and other receivable	0	0
Trade and other payables	(1)	(1)
Lease liabilities	0	0
Total exposure	$ (1)	$ (1)